Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of information regarding outstanding warrants to purchase shares
Issuance date	Number of outstanding warrants	Exercise price per warrant ($)

January 2017	91,667	33.75
March 2018	11,111	30.00
January 2019	7,460	19.50
April 2019	16,410	12.90
May 2019	1,575,000	4.00
January 2020	794,601	3.45
February 2020	375,000	1.50
June 2020	2,046,342	2.50
July 2020	980,663	2.50
August 2021	350,000	2.00
December 2021	6,350,000	2.00

	12,598,254